FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - Foreign exchange risk Rp in Billions	Dec. 31, 2024 IDR (Rp)
US. Dollar
FINANCIAL INSTRUMENTS
Increase in percent (as a percent)	1.00%
Equity change	Rp 137
Japanese yen
FINANCIAL INSTRUMENTS
Increase in percent (as a percent)	5.00%
Equity change	Rp 0